Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts receivable	$7,827,068	$7,704,859
Less: allowance for credit losses	704,464	775,330
	$7,122,604	$6,929, 529

Schedule of movement of allowance for doubtful accounts
	June 30, 2022	December 31, 2021
	(Unaudited)
Balance, opening	$775,330	$740,370
Provisions (Recovery)	(35,370)	17,318
Foreign exchange (gain) loss	(35,496)	17,642
Balance, ending	$704,464	$775,330